Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Property and equipment	$ 10,684	$ 10,376
Prepaid expenses	0	1,133
Gross deferred tax liabilities	10,684	11,509
Insurance liabilities	656	819
Employee benefits and other	1,694	1,766
Gross deferred tax assets	2,350	2,585
Net deferred tax liability	$ 8,334	$ 8,924